Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortized cost for each class of receivables, by credit quality indicator
Financing receivable and net investment in lease, amortized cost	$ 16,324	$ 12,639
Americas | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	3,979	2,080
Originated in Fiscal Year before Latest Fiscal Year	1,142	1,372
Originated Two Years before Latest Fiscal Year	708	950
Originated Three Years before Latest Fiscal Year	237	233
Originated Four Years before Latest Fiscal Year	73	43
Originated Five or More Years before Latest Fiscal Year	15	53
Financing receivable and net investment in lease, amortized cost	6,153	4,732
Americas | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	644	621
Originated in Fiscal Year before Latest Fiscal Year	220	310
Originated Two Years before Latest Fiscal Year	181	113
Originated Three Years before Latest Fiscal Year	27	24
Originated Four Years before Latest Fiscal Year	4	17
Originated Five or More Years before Latest Fiscal Year	49	44
Financing receivable and net investment in lease, amortized cost	1,125	1,129
EMEA | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	2,223	1,145
Originated in Fiscal Year before Latest Fiscal Year	715	341
Originated Two Years before Latest Fiscal Year	262	408
Originated Three Years before Latest Fiscal Year	118	125
Originated Four Years before Latest Fiscal Year	42	29
Originated Five or More Years before Latest Fiscal Year	15	37
Financing receivable and net investment in lease, amortized cost	3,376	2,085
EMEA | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	501	514
Originated in Fiscal Year before Latest Fiscal Year	296	258
Originated Two Years before Latest Fiscal Year	143	194
Originated Three Years before Latest Fiscal Year	74	27
Originated Four Years before Latest Fiscal Year	8	15
Originated Five or More Years before Latest Fiscal Year	41	35
Financing receivable and net investment in lease, amortized cost	1,064	1,043
Asia Pacific | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	777	616
Originated in Fiscal Year before Latest Fiscal Year	330	285
Originated Two Years before Latest Fiscal Year	177	254
Originated Three Years before Latest Fiscal Year	126	69
Originated Four Years before Latest Fiscal Year	25	36
Originated Five or More Years before Latest Fiscal Year	5	26
Financing receivable and net investment in lease, amortized cost	1,440	1,287
Asia Pacific | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	93	77
Originated in Fiscal Year before Latest Fiscal Year	46	19
Originated Two Years before Latest Fiscal Year	9	26
Originated Three Years before Latest Fiscal Year	17	5
Originated Four Years before Latest Fiscal Year	1	8
Originated Five or More Years before Latest Fiscal Year	4	7
Financing receivable and net investment in lease, amortized cost	$ 170	$ 142